Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Other Current Liabilities
Payables related to property and equipment	¥ 1,319,693		¥ 1,076,935
Deposits from network partners(1)	930,147		925,925
Salary and welfare payable	924,383		838,527
Payable to individual couriers(2)	448,158
Construction deposits	86,043		55,832
Payables to network partners(3)	262,537		260,228
Accrued expenses	222,642		84,274
Others	293,481		310,567
Total	¥ 4,487,084	$ 687,676	¥ 3,552,288